STOCK BASED COMPENSATION (Summary of Stock Option and Warrant Outstanding) (Details) (Non Qualified Stock Options And Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 $0.25 - $1.75 [Member]	Jun. 30, 2013 $0.25 - $1.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	$ 0.25	$ 0.25	$ 0.25
Exercise Prices (Upper Limit)	$ 1.75	$ 1.75	$ 1.75
Number Outstanding Currently Exercisable				6,529,123
Weighted Average Remaining Contractual Life			2 years 9 months 26 days
Exercise Price				$ 1.18